Consolidated Cash Flow Statement - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of cash flows [abstract]
Net profit	€ 3,397	€ 3,542
Taxation	972	991
Share of net (profit)/loss of joint ventures/associates and other (income)/loss from non-current investments and associates	(125)	(89)
Net monetary (gain)/loss arising from hyperinflationary economies	29	(21)
Net finance costs	153	249
Operating profit	4,426	4,672
Depreciation, amortisation and impairment	860	987
Changes in working capital	(1,233)	(1,215)
Pensions and similar obligations less payments	(126)	(79)
Provisions less payments	(29)	(66)
Elimination of (profits)/losses on disposals		45
Non-cash charge for share-based compensation	82	74
Other adjustments	(19)	9
Cash flow from operating activities	3,961	4,427
Income tax paid	(917)	(899)
Net cash flow from operating activities	3,044	3,528
Interest received	61	80
Net capital expenditure	(386)	(422)
Other acquisitions and disposals	(275)	(623)
Other investing activities	30	384
Net cash flow (used in)/from investing activities	(570)	(581)
Dividends paid on ordinary share capital	(2,277)	(2,120)
Interest paid	(288)	(336)
Change in financial liabilities	(430)	602
Repurchase of shares	(845)
Other financing activities	(257)	(234)
Net cash flow (used in)/from financing activities	(4,097)	(2,088)
Net increase/(decrease) in cash and cash equivalents	(1,623)	859
Cash and cash equivalents at the beginning of the period	5,475	4,116
Effect of foreign exchange rate changes	220	(253)
Cash and cash equivalents at the end of the period	€ 4,072	€ 4,722